SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Revenues	$ 16,924	$ 13,276	$ 32,132	$ 25,907
Net income attributable to shareholders	399	680	1,014	1,537
Total assets	286,336		286,336		$ 256,281
Total liabilities	183,207		183,207		159,131
The Corporation
Disclosure of subsidiaries [line items]
Revenues	0	181	(21)	395
Net income attributable to shareholders	399	680	1,014	1,537
Total assets	63,427		63,427		59,105
Total liabilities	32,626		32,626		29,290
BFI
Disclosure of subsidiaries [line items]
Revenues	38	9	72	22
Net income attributable to shareholders	30	(13)	34	(21)
Total assets	5,411		5,411		4,330
Total liabilities	3,953		3,953		2,909
BFL
Disclosure of subsidiaries [line items]
Revenues	0	13	0	26
Net income attributable to shareholders	0	(1)	0	(1)
Total assets	8		8		13
Total liabilities	1		1		6
BIC
Disclosure of subsidiaries [line items]
Revenues	27	29	54	58
Net income attributable to shareholders	8	30	16	39
Total assets	3,479		3,479		3,296
Total liabilities	2,243		2,243		2,198
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenues	18,152	14,200	35,304	27,665
Net income attributable to shareholders	633	484	1,969	964
Total assets	301,264		301,264		271,534
Total liabilities	178,629		178,629		154,458
Elimination of intersegment amounts
Disclosure of subsidiaries [line items]
Revenues	(1,293)	(1,156)	(3,277)	(2,259)
Net income attributable to shareholders	(671)	$ (500)	(2,019)	$ (981)
Total assets	(87,253)		(87,253)		(81,997)
Total liabilities	$ (34,245)		$ (34,245)		$ (29,730)